Pension and Post-Retirement and Post-Employment Benefits - Additional Information (Detail) - CAD ($) $ in Millions				12 Months Ended
	Apr. 01, 2020	Mar. 02, 2020	Jan. 01, 2016	Dec. 31, 2020	Dec. 31, 2019	Oct. 31, 2017
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Contributions by company to the plan				$ 2	$ 1
Pension plan average pensionable earnings (in years)				3 years
New pension plan average pensionable earnings (in years)				5 years
Annual pension plan contributions				$ 57	61
Estimated annual pension plan contributions for 2021				59
Estimated annual pension plan contributions for 2022				93
Estimated annual pension plan contributions for 2023				107
Estimated annual pension plan contributions for 2024				111
Estimated annual pension plan contributions for 2025				111
Estimated annual pension plan contributions for 2026				113
Estimated annual pension plan contributions for 2027				$ 118
Percentage of assets to ascertain concentration of credit risk				10.00%
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Annual pension plan contributions				$ 57	61
Estimated annual pension plan contributions for 2022				360
Estimated annual pension plan contributions for 2023				366
Estimated annual pension plan contributions for 2024				371
Estimated annual pension plan contributions for 2025				375
Transfer of pension assets		$ 120		120	0
Transfer of pension obligations		151		151	0
Unfunded status		31		1,660	1,125
Cash as part of the transfer		$ 24
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Annual pension plan contributions				45	47
Estimated annual pension plan contributions for 2022					61
Estimated annual pension plan contributions for 2023					62
Estimated annual pension plan contributions for 2024					62
Estimated annual pension plan contributions for 2025					64
Transfer of pension assets				0	0
Transfer of pension obligations	$ 33			33	6
Unfunded status				1,857	1,783
Option One [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Percentage of employer matching contribution			4.00%
Option Two [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Percentage of employer matching contribution			5.00%
Option Three [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Percentage of employer matching contribution			6.00%
Corporate Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension plan				23	21
Province Of Ontario [Member] | Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension plan				565	504
Foreign Exchange Contract [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Notional value				423	742	$ 1,400
Gain (loss) on derivative. net				$ (8)	$ 1
ABO [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Funded percentage				92.00%	96.00%
PBO [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Funded percentage				83.00%	87.00%